Fees and Expenses - Oak Harvest Long/Short Hedged Equity Fund	Dec. 23, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary that are not reflected below when they buy and hold shares of the Fund through such intermediary.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investments)	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Institutional Shares
Management Fee		1.95%
Distribution and/or Service Fee (12b-1) Fees		None
Dividend and Interest Expense on Short Positions	0.02%
Remaining Other Expenses	0.46%
Total Other Expenses		0.48%
Acquired Fund Fees and Expenses(1)		0.01%
Total Annual Operating Expenses		2.44%
Expense Reduction/Reimbursement(2)		(0.46)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.98%

(1)	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund’s financial highlights table.
(2)	Oak Harvest Investment Services, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 1.95% of the average daily net assets of the Fund through December 31, 2026 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$201	$717	$1,259	$2,741

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is typically expected to have a portfolio turnover rate of 150% or more. For the fiscal year ended August 31, 2025, the Fund’s portfolio turnover rate was 201% of the average value of its portfolio.

Portfolio Turnover, Rate	201.00%